Acquired Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 2,140	$ 486	$ 616
Impairment of intangible assets	3,833
Software license
Acquired Intangible Assets [Line Items]
Impairment of intangible assets	2,107
Customer base
Acquired Intangible Assets [Line Items]
Impairment of intangible assets	287
Trade name and domain name
Acquired Intangible Assets [Line Items]
Impairment of intangible assets	$ 1,470